IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2015

to the Prospectus dated December 30, 2014 (the “Prospectus”) and the Statement of Additional Information

dated December 30, 2014 (as revised January 2, 2015) (the “SAI”)

for the iShares MSCI USA ETF (EUSA) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around August 31, 2015:

	Current	New
Fund Name	iShares MSCI USA ETF	iShares MSCI USA Equal Weighted ETF
Underlying Index	MSCI USA Index	MSCI USA Equal Weighted Index
Investment Objective	The Fund seeks to track the investment results of an index composed of U.S. equities.	The Fund seeks to track the investment results of an index composed of equal weighted U.S. equities.

Change in the Fund’s Principal Investment Strategies and Underlying Index

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI USA Equal Weighted Index (the “Underlying Index”), which represents an alternative weighting scheme to its market capitalization weighted parent index, the MSCI USA Index (the “Parent Index”), which is designed to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States. The Underlying Index generally applies equal weights to the constituents of the Parent Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The Fund previously tracked the market-capitalization weighted Parent Index.

The section on page 38 of the section of the SAI entitled “The MSCI USA Index” is deleted in its entirety and replaced with the following:

MSCI USA Equal Weighted Index

Number of Components: approximately 627

Index Description. The MSCI USA Equal Weighted Index (the “Underlying Index”) is an alternative weighting scheme to its market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”), which is designed to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States. On each index rebalance date, the Underlying Index applies equal weights to the securities of the Parent Index. Between each rebalance date, the weight of the securities in the Underlying Index may deviate from the equal weighting applied on the prior rebalance date depending on the performance of each security.

Calculation Methodology. The Underlying Index includes the same constituents as its Parent Index and is rebalanced in February, May, August and November. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the relevant U.S. dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum U.S. rate applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to U.S. resident institutional investors.

Changes in the Fund’s Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete the “Healthcare Sector Risk.”

The section of the Prospectus entitled “A Further Discussion of Principal Risks” is amended to delete “Healthcare Sector Risk.”

Changes in the Fund’s Other Risks

The section of the Prospectus entitled “A Further Discussion of Other Risks” is amended to add the following:

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.

Materials Sector Risk. Companies in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical advances, labor relations and government regulations, among other factors. Also, companies in the materials sector are at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Utilities Sector Risk. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, and governmental limitation on rates charged to customers. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Deregulation is subjecting utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures. Companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction programs during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; or be subject to increased costs because of the scarcity of certain fuels or the effects of man-made or natural disasters. Existing and future regulations or legislation may make it difficult for utility companies to operate profitably. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a utility company. The deregulation of certain utility companies may eliminate restrictions on profits, but may also subject these companies to greater risks of loss. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-EUSA-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated June 26, 2015

to the Summary Prospectus dated December 30, 2014

for the iShares MSCI USA ETF (EUSA) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The following changes will take effect for the Fund on or around August 31, 2015:

	Current	New
Fund Name	iShares MSCI USA ETF	iShares MSCI USA Equal Weighted ETF
Underlying Index	MSCI USA Index	MSCI USA Equal Weighted Index
Investment Objective	The Fund seeks to track the investment results of an index composed of U.S. equities.	The Fund seeks to track the investment results of an index composed of equal weighted U.S. equities.

Change in the Fund’s Principal Investment Strategies and Underlying Index

The first paragraph of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI USA Equal Weighted Index (the “Underlying Index”), which represents an alternative weighting scheme to its market capitalization weighted parent index, the MSCI USA Index (the “Parent Index”), which is designed to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States. The Underlying Index generally applies equal weights to the constituents of the Parent Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The Fund previously tracked the market-capitalization weighted Parent Index.

Changes in the Fund’s Principal Risks

The section of the Summary Prospectus entitled “Summary of Principal Risks” is amended to delete the “Healthcare Sector Risk.”

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-EUSA-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE